Stockholders' Equity - Summary of Stock Option Activity (Parenthetical) (Detail) - Performance-based options - $ / shares	Jun. 29, 2019	Dec. 29, 2018	Oct. 22, 2018	Jun. 30, 2018	Dec. 30, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price outstanding			$ 2.1
Number of options vested (shares)	0
Number of unvested share outstanding	5,843,343	5,795,330		5,843,343	5,525,860	5,353,473